UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: March 14, 2017 to April 17, 2017

Commission File Number of issuing entity: 333-206677-13

Central Index Key Number of issuing entity: 0001695924

Wells Fargo Commercial Mortgage Trust 2017-RC1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206677

Central Index Key Number of depositor: 0000850779

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001592182

Rialto Mortgage Finance, LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001624053

Argentic Real Estate Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001577313

National Cooperative Bank, N.A.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541214

C-III Commercial Mortgage LLC

(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021852
38-4021853

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
X-A			X
X-B			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On April 17, 2017 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-RC1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2017-RC1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from March 14, 2017 to April 17, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on February 13, 2017. The CIK number for the Depositor is 0000850779.

Rialto Mortgage Finance, LLC ("Rialto"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 1, 2017. The Central Index Key number for Rialto is 0001592182.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2017. The Central Index Key number for Wells Fargo is 0000740906.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 17, 2017. The Central Index Key number for Argentic is 0001624053.

National Cooperative Bank, N.A. ("NCB"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 18, 2017. The Central Index Key number for National is 0001577313.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 20, 2017. The Central Index Key number for C-III is 0001541214.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on May 1, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on May 1, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A. (“Wells Fargo Bank”), in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). There can be no assurances as to the outcome of the litigations, or the possible impact of the litigations on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2017-RC1, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	4/17/2017	$0.00

*REO Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	4/17/2017	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2017-RC1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	4/17/2017	$5,252.67

Interest Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	4/17/2017	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	4/17/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-RC1, relating to the April 17, 2017 distribution.

(102)	ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on May 1, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).
(103)	ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on May 1, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: April 26, 2017

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-RC1, relating to the April 17, 2017 distribution.
EX-102	ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on May 1, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).
EX-103	ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on May 1, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).